Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Summary of lease liabilities

Figures in million - SA rand	Notes	2021	2020	2019
Balance at beginning of the year		326	383	—
Impact of adopting IFRS 16 on 1 January 2019		—	—	302
New leases and modifications		67	66	52
Lease liabilities on acquisition of subsidiaries	16.1	—	—	133
Repayment of lease liabilities		(142)	(148)	(132)
Interest charge	5.2	29	34	34
Re-classification and other		—	(9)	(6)
Foreign currency translation		1	—	—
Balance at end of the year		281	326	383
Current portion of lease liabilities		(104)	(103)	(110)
Non-current lease liabilities		177	223	273

Schedule of lease payments expensed

Figures in million - SA rand	2021	2020	2019
Short-term leases	22	17	9
Leases of low value assets	39	83	34
Variable lease payments	29	11	7
Total	90	111	50

Schedule of lease maturities
The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows - 2021	325	126	191	8
Contractual undiscounted cash flows - 2020	391	131	245	15
Contractual undiscounted cash flows - 2019	475	140	298	37